Document and Entity Information	Jun. 26, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jun. 26, 2024
Entity File Number	001-38650
Entity Registrant Name	Y-MABS THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-4619612
Entity Address State Or Province	NY
Entity Address, Address Line One	230 Park Avenue
Entity Address, Adress Line Two	Suite 3350
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10169
City Area Code	646
Local Phone Number	885-8505
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	YMAB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001722964
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false